CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	3 Months Ended
Dec. 31, 2020 shares
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Sale of Public Shares (in shares)	8,009,041
Sale of warrants (in shares)	3,146,454